Trade and Other Receivables - Summary of Loss Allowance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other receivables [line items]
Beginning balance	£ 130	£ 128
Exchange adjustments	(4)	(3)
Charge for the year	41	16
Subsequent recoveries of amounts provided for	(8)	(5)
Utilised	(8)	(6)
Ending balance	£ 151	£ 130